Fees Summary	Feb. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,627,000.00
Previously Paid Amount	0.00
Total Fee Amount	402.19
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 402.19
Narrative - Max Aggregate Offering Price	$ 2,627,000.00
Final Prospectus	true